Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000248258 | U.S. Treasury Bill_912797RA7
Holdings [Line Items]
Percent of Total Investments	19.49%
C000248258 | Federal National Mortgage Association_313589RM7
Holdings [Line Items]
Percent of Total Investments	18.16%
C000248258 | U.S. Treasury Bill_912797SE8
Holdings [Line Items]
Percent of Total Investments	17.23%
C000248258 | Federal National Mortgage Association_313589RK1
Holdings [Line Items]
Percent of Total Investments	14.65%
C000248258 | Federal National Mortgage Association_313589RP0
Holdings [Line Items]
Percent of Total Investments	12.21%
C000248258 | U.S. Treasury Bill_912797RH2
Holdings [Line Items]
Percent of Total Investments	8.18%
C000248258 | South Street Securities, Tri-Party Agreement thu BNY_RPEW0YWZ5
Holdings [Line Items]
Percent of Total Investments	7.49%
C000248258 | Federal Home Loan Bank Discount Notes_313385RK4
Holdings [Line Items]
Percent of Total Investments	2.59%
C000248258 | Daily
Holdings [Line Items]
Percent of Total Investments	52.40%
C000248258 | Weekly
Holdings [Line Items]
Percent of Total Investments	47.60%
C000243299 | U.S. Treasury Bill_912797RA7
Holdings [Line Items]
Percent of Total Investments	19.49%
C000243299 | Federal National Mortgage Association_313589RM7
Holdings [Line Items]
Percent of Total Investments	18.16%
C000243299 | U.S. Treasury Bill_912797SE8
Holdings [Line Items]
Percent of Total Investments	17.23%
C000243299 | Federal National Mortgage Association_313589RK1
Holdings [Line Items]
Percent of Total Investments	14.65%
C000243299 | Federal National Mortgage Association_313589RP0
Holdings [Line Items]
Percent of Total Investments	12.21%
C000243299 | U.S. Treasury Bill_912797RH2
Holdings [Line Items]
Percent of Total Investments	8.18%
C000243299 | South Street Securities, Tri-Party Agreement thu BNY_RPEW0YWZ5
Holdings [Line Items]
Percent of Total Investments	7.49%
C000243299 | Federal Home Loan Bank Discount Notes_313385RK4
Holdings [Line Items]
Percent of Total Investments	2.59%
C000243299 | Daily
Holdings [Line Items]
Percent of Total Investments	52.40%
C000243299 | Weekly
Holdings [Line Items]
Percent of Total Investments	47.60%
C000248259 | U.S. Treasury Bill_912797RA7
Holdings [Line Items]
Percent of Total Investments	19.49%
C000248259 | Federal National Mortgage Association_313589RM7
Holdings [Line Items]
Percent of Total Investments	18.16%
C000248259 | U.S. Treasury Bill_912797SE8
Holdings [Line Items]
Percent of Total Investments	17.23%
C000248259 | Federal National Mortgage Association_313589RK1
Holdings [Line Items]
Percent of Total Investments	14.65%
C000248259 | Federal National Mortgage Association_313589RP0
Holdings [Line Items]
Percent of Total Investments	12.21%
C000248259 | U.S. Treasury Bill_912797RH2
Holdings [Line Items]
Percent of Total Investments	8.18%
C000248259 | South Street Securities, Tri-Party Agreement thu BNY_RPEW0YWZ5
Holdings [Line Items]
Percent of Total Investments	7.49%
C000248259 | Federal Home Loan Bank Discount Notes_313385RK4
Holdings [Line Items]
Percent of Total Investments	2.59%
C000248259 | Daily
Holdings [Line Items]
Percent of Total Investments	52.40%
C000248259 | Weekly
Holdings [Line Items]
Percent of Total Investments	47.60%
C000243300 | U.S. Treasury Bill_912797RA7
Holdings [Line Items]
Percent of Total Investments	19.49%
C000243300 | Federal National Mortgage Association_313589RM7
Holdings [Line Items]
Percent of Total Investments	18.16%
C000243300 | U.S. Treasury Bill_912797SE8
Holdings [Line Items]
Percent of Total Investments	17.23%
C000243300 | Federal National Mortgage Association_313589RK1
Holdings [Line Items]
Percent of Total Investments	14.65%
C000243300 | Federal National Mortgage Association_313589RP0
Holdings [Line Items]
Percent of Total Investments	12.21%
C000243300 | U.S. Treasury Bill_912797RH2
Holdings [Line Items]
Percent of Total Investments	8.18%
C000243300 | South Street Securities, Tri-Party Agreement thu BNY_RPEW0YWZ5
Holdings [Line Items]
Percent of Total Investments	7.49%
C000243300 | Federal Home Loan Bank Discount Notes_313385RK4
Holdings [Line Items]
Percent of Total Investments	2.59%
C000243300 | Daily
Holdings [Line Items]
Percent of Total Investments	52.40%
C000243300 | Weekly
Holdings [Line Items]
Percent of Total Investments	47.60%